T. ROWE PRICE Overseas Stock Fund
January 31, 2025 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
AUSTRALIA 3.2%
Common Stocks 3.2%
ANZ Group Holdings  5,694,110 107,525
BHP Group  3,062,651 75,218
BHP Group (GBP) (1) 4,630,579 114,169
Challenger  8,864,234 34,429
Macquarie Group  869,122 128,571
Scentre Group  58,860,278 133,205
South32  15,333,371 31,485
Worley  10,981,816 97,580
Total Australia (Cost $683,237) 722,182
BELGIUM 0.1%
Common Stocks 0.1%
Umicore  3,077,498 30,981
Total Belgium (Cost $94,044) 30,981
CANADA 4.1%
Common Stocks 4.1%
Brookfield  2,800,507 171,227
Definity Financial  2,362,053 92,883
Element Fleet Management  11,082,549 217,709
Great-West Lifeco  3,846,935 124,380
Magna International (USD)  2,440,515 96,815
National Bank of Canada  2,189,076 194,288
Sun Life Financial  523,442 30,185
Total Canada (Cost $586,636) 927,487
CHILE 0.6%
Common Stocks 0.6%
Antofagasta (GBP)  6,499,407 137,816
Total Chile (Cost $81,007) 137,816
CHINA 0.4%
Common Stocks 0.4%
Alibaba Group Holding, ADR (USD)  451,318 44,608

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
Tencent Holdings (HKD)  1,014,100 53,357
Total China (Cost $52,396) 97,965
DENMARK 1.5%
Common Stocks 1.5%
Genmab (2) 301,169 59,197
Novo Nordisk, Class B  3,336,214 281,659
Total Denmark (Cost $386,975) 340,856
FINLAND 1.3%
Common Stocks 1.3%
Mandatum  10,959,970 54,178
Sampo, Class A  4,158,278 171,655
Stora Enso, Class R  6,689,236 74,085
Total Finland (Cost $281,892) 299,918
FRANCE 10.6%
Common Stocks 10.6%
Air Liquide  1,136,950 198,605
AXA  8,685,201 329,492
Edenred  1,625,925 56,095
Engie  11,500,813 189,854
EssilorLuxottica  490,570 134,641
Kering  350,953 91,875
L'Oreal  445,554 165,315
Legrand  1,759,383 179,374
Safran  954,626 236,648
Sanofi  3,378,452 367,177
Societe Generale  3,204,906 103,743
Teleperformance (1) 525,056 49,167
TotalEnergies  5,395,618 312,580
Total France (Cost $1,847,581) 2,414,566
GERMANY 9.2%
Common Stocks 8.9%
BASF  1,996,759 96,199
Bayer  2,614,130 58,496
Covestro (2) 1,654,485 101,780

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
KION Group  1,768,597 65,676
Muenchener Rueckversicherungs-Gesellschaft  799,068 433,121
SAP  1,526,596 420,691
Siemens  3,068,624 657,839
Siemens Healthineers  3,557,520 201,911
2,035,713
Preferred Stocks 0.3%
Dr. Ing. h.c. F. Porsche (1) 966,751 61,552
61,552
Total Germany (Cost $1,539,596) 2,097,265
HONG KONG 0.9%
Common Stocks 0.9%
AIA Group  19,109,800 134,345
Samsonite International  20,362,800 59,320
Total Hong Kong (Cost $208,190) 193,665
INDIA 0.6%
Common Stocks 0.6%
HDFC Bank  6,578,946 128,772
Total India (Cost $131,471) 128,772
IRELAND 0.4%
Common Stocks 0.4%
DCC (GBP)  1,475,193 101,718
Total Ireland (Cost $88,068) 101,718
ITALY 3.0%
Common Stocks 3.0%
Intesa Sanpaolo  31,324,242 135,582
Moncler  1,999,414 126,569
Prysmian  3,690,361 256,698
UniCredit  3,627,213 166,573
Total Italy (Cost $402,901) 685,422

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
JAPAN 18.5%
Common Stocks 18.5%
Asahi Kasei  4,329,600 29,405
Astellas Pharma  7,953,100 77,098
Chugai Pharmaceutical  2,568,600 110,745
CyberAgent  7,449,300 55,462
Denso (1) 9,607,300 132,951
Electric Power Development  5,129,100 80,916
Hamamatsu Photonics  4,218,300 52,060
Isetan Mitsukoshi Holdings  6,426,000 111,050
KDDI  2,611,100 86,991
Kirin Holdings  3,272,300 41,407
LY  20,002,800 58,427
Mitsubishi  5,260,400 83,899
Mitsubishi Electric  11,009,500 180,456
Mitsubishi HC Capital  8,158,300 54,253
Mitsubishi UFJ Financial Group  18,713,600 236,660
Mitsui Fudosan  20,334,300 183,533
Murata Manufacturing  4,022,500 63,197
Nippon Telegraph & Telephone  114,483,300 112,703
Nomura Research Institute  3,739,500 126,347
Omron (1) 1,550,200 51,141
Panasonic Holdings  12,512,200 127,671
Recruit Holdings  2,588,500 180,657
Renesas Electronics (2) 5,507,200 73,766
Seven & i Holdings  13,210,100 210,883
Shimizu  5,436,100 47,133
Shionogi  3,019,200 44,395
SMC (1) 132,200 50,023
Sony Group  12,121,700 267,518
Stanley Electric  2,757,500 45,998
Subaru  3,459,600 60,264
Sumitomo  7,188,800 155,855
Sumitomo Mitsui Trust Group  3,102,034 78,002
Suzuki Motor  9,434,400 112,894
TechnoPro Holdings  4,461,800 89,060
THK  2,691,600 66,391
Tokio Marine Holdings  7,898,500 260,519
Tokyo Electron  736,000 124,151
Toyota Motor  14,368,800 272,569

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
Welcia Holdings (1) 1,823,000 26,237
Total Japan (Cost $3,188,737) 4,222,687
NETHERLANDS 6.2%
Common Stocks 6.2%
Adyen (2) 42,746 68,997
Akzo Nobel  1,536,454 87,268
Argenx, ADR (USD) (2) 209,946 137,542
ASML Holding  536,583 396,944
BE Semiconductor Industries (1) 505,840 64,510
CVC Capital Partners (2) 4,700,644 111,301
Heineken  1,885,127 130,974
ING Groep  12,729,544 211,576
Koninklijke Philips (2) 7,385,284 203,555
Total Netherlands (Cost $1,068,366) 1,412,667
NORWAY 2.9%
Common Stocks 2.9%
DNB Bank  12,786,078 271,585
Equinor  9,837,338 236,920
Storebrand  13,693,191 161,235
Total Norway (Cost $514,231) 669,740
SINGAPORE 2.0%
Common Stocks 2.0%
DBS Group Holdings  4,568,740 149,543
United Overseas Bank  7,570,400 208,108
Wilmar International  45,867,900 104,857
Total Singapore (Cost $332,081) 462,508
SOUTH KOREA 1.5%
Common Stocks 1.5%
KT  3,478,279 118,174
NAVER (2) 659,116 97,607
Samsung Electronics  3,824,499 136,587
Total South Korea (Cost $262,266) 352,368

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
SPAIN 1.2%
Common Stocks 1.2%
Amadeus IT Group  1,877,843 137,416
Puig Brands, Class B (2) 2,347,994 46,886
Redeia  4,585,814 77,139
Total Spain (Cost $243,812) 261,441
SWEDEN 2.5%
Common Stocks 2.5%
Autoliv, SDR  1,267,954 123,264
Elekta, Class B  9,656,491 57,227
Sandvik  6,596,113 136,098
Skandinaviska Enskilda Banken, Class A (1) 8,280,255 117,366
Telefonaktiebolaget LM Ericsson, Class B  17,353,070 130,667
Total Sweden (Cost $578,490) 564,622
SWITZERLAND 8.6%
Common Stocks 8.6%
ABB  5,346,259 291,117
Alcon  1,192,542 108,824
Barry Callebaut (1) 29,048 31,932
Julius Baer Group  2,335,867 164,128
Nestle  5,322,850 452,126
Novartis  2,921,936 305,859
Roche Holding  1,144,192 359,702
Sonova Holding  203,391 70,960
Zurich Insurance Group  279,505 169,370
Total Switzerland (Cost $1,486,816) 1,954,018
TAIWAN 2.5%
Common Stocks 2.5%
Largan Precision  501,000 41,401
Taiwan Semiconductor Manufacturing  15,838,089 528,566
Total Taiwan (Cost $116,511) 569,967

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
UNITED KINGDOM 14.1%
Common Stocks 14.1%
Ashtead Group  703,460 45,846
AstraZeneca, ADR (USD)  5,418,411 383,407
Bridgepoint Group  18,648,065 87,191
BT Group (1) 77,027,978 135,003
Bunzl  3,141,223 133,712
Compass Group  8,234,036 283,699
Diageo  4,367,776 130,118
Dowlais Group  31,623,486 27,978
Great Portland Estates  6,815,171 24,353
Johnson Matthey  3,759,488 66,463
Kingfisher  43,002,681 130,643
Lloyds Banking Group  149,195,099 114,711
Melrose Industries  25,734,827 194,224
National Grid  16,514,915 200,347
Next  1,375,269 169,034
Persimmon  4,265,702 66,611
Segro  5,144,245 45,483
Shell, ADR (USD)  3,414,947 224,874
Standard Chartered  11,844,875 159,308
Unilever  7,684,705 440,157
WPP  15,753,628 149,756
Total United Kingdom (Cost $2,891,688) 3,212,918
UNITED STATES 2.5%
Common Stocks 2.5%
Broadcom  1,780,885 394,056
NXP Semiconductors  787,930 164,323
Total United States (Cost $75,298) 558,379
SHORT-TERM INVESTMENTS 1.2%
Money Market Funds 1.2%
T. Rowe Price Government Reserve Fund, 4.44% (3)(4) 265,384,252 265,384
Total Short-Term Investments (Cost $265,384) 265,384

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 1.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 1.0%
Money Market Funds 1.0%
T. Rowe Price Government Reserve Fund, 4.44% (3)(4) 235,308,931 235,309
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 235,309
Total Securities Lending Collateral (Cost $235,309) 235,309
Total Investments in Securities  100.6%
(Cost $17,642,983) $ 22,920,621
Other Assets Less Liabilities (0.6)% (127,200)
Net Assets 100.0% $ 22,793,421
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) All or a portion of this security is on loan at January 31, 2025.
(2) Non-income producing
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
GBP British Pound
HKD Hong Kong Dollar
SDR Swedish Depository Receipts
USD U.S. Dollar

T. ROWE PRICE Overseas Stock Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.44% $ — $ — $ 2,249++
Totals $ —# $ — $ 2,249+
Supplementary Investment Schedule
Affiliate
Value
10/31/24
Purchase
Cost
Sales
Cost
Value
1/31/25
T. Rowe Price Government
Reserve Fund, 4.44% $ 664,483  ¤  ¤ $ 500,693
Total $ 500,693^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $2,249 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $500,693.

T. ROWE PRICE Overseas Stock Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Overseas Stock Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Overseas Stock Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Overseas Stock Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Overseas Stock Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F165-054Q1 01/25
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 1,445,625 $ 20,912,751 $ — $ 22,358,376
Preferred Stocks — 61,552 — 61,552
Short-Term Investments 265,384 — — 265,384
Securities Lending Collateral 235,309 — — 235,309
Total $ 1,946,318 $ 20,974,303 $ — $ 22,920,621